Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 10 –	PROPERTY AND EQUIPMENT, NET

Composition and movement:

2025

	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2025	190	938	213	1,341
Purchases in the year	-	32	1	33
Disposals during the year	-	-	-	-
Adjustments arising from translating financial statements from functional currency to presentation currency	26	128	29	183

Balance as of December 31, 2025	216	1,098	243	1,557

Accumulated depreciation:

Balance as of January 1, 2025	109	629	116	854
Depreciation in the year	16	163	60	239
Disposals during the year	-	-	-	-
Adjustments arising from translating financial statements from functional currency to presentation currency	17	83	16	116

Balance as of December 31, 2025	142	875	192	1,209

Depreciated cost as of December 31, 2025	74	223	51	348

2024

	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2024	33	236	1,030	520	1,819
Purchases in the year	62	-	18	5	85
Disposals during the year	(95)	(45)	(104)	(305)	(549)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(1)	(6)	(7)	(14)

Balance as of December 31, 2024	-	190	938	213	1,341

Accumulated depreciation:

Balance as of January 1, 2024	30	108	530	116	784
Depreciation in the year	41	18	199	75	333
Disposals during the year	(71)	(16)	(96)	(74)	(257)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(1)	(4)	(1)	(6)

Balance as of December 31, 2024	0	109	629	116	854

Depreciated cost as of December 31, 2024	0	81	309	97	487